Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 1,076,827	¥ 965,942
Commitments to invest [Member]
Commitments [Line Items]
Commitments outstanding	¥ 15,336	¥ 13,273